Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Lease rental income	$ 149,130	$ 155,848	$ 439,382	$ 468,205
Percent of Total, Lease rental income	100.00%	100.00%	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 75,045	$ 82,699	$ 220,439	$ 250,595
Percent of Total, Lease rental income	50.30%	53.00%	50.10%	53.50%
Percent of Total, Management fees	0.20%	0.50%	0.20%	0.30%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	52.70%	57.50%	53.00%	58.40%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 66,220	$ 64,914	$ 194,479	$ 191,066
Percent of Total, Lease rental income	44.40%	41.70%	44.30%	40.80%
Percent of Total, Management fees	46.50%	37.60%	45.40%	30.80%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 7,359	$ 7,475	$ 22,652	$ 24,317
Percent of Total, Lease rental income	4.90%	4.80%	5.20%	5.20%
Percent of Total, Management fees	0.10%	0.10%		5.80%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 506	$ 760	$ 1,812	$ 2,227
Percent of Total, Lease rental income	0.40%	0.50%	0.40%	0.50%
Percent of Total, Management fees	0.50%	4.30%	1.40%	4.70%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 2,769	$ 3,434	$ 6,955	$ 11,691
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	1,696	1,582	3,724	5,823
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	4	8	7	16
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	893	910	1,974	3,396
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	789	595	1,692	1,795
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	2	1	0	340
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 8	$ 68	$ 51	$ 276